Share-Based Compensation (Tables) - P3 Health Partners Inc.	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of fair value assumptions

				FMV / Unit
Valuation	Volatility	RF Rate	Time	at Grant Date
03.31.2021	60%	0.06%	0.90	$4.74
12.31.2020	65%	0.10%	1.10	$0.49
06.11.2020	45%	0.19%	1.70	$0.15
11.04.2019	45%	1.60%	2.30	$0.13
12.31.2018	40%	2.46%	3.10	$0.15

Schedule of number of Class C Units (Performance-based and Time- based) activity and weighted average fair market values

	Weighted		Weighted
	Average		Average
	Grant-Date	Time Based	Grant-Date	Performance
	Fair Value	Units	Fair Value	Based Units
Outstanding and non-vested at December 31, 2021	$9.20	5,471,400	$—	—
Granted during period	—	—	—	—
Vested	9.20	4,869,786	—	—
Cancelled/forfeited	—	—	—	—
Outstanding and non-vested at June 30, 2022	$9.20	601,614	$—	—

	Weighted		Weighted
	Average		Average
	Grant-Date	Time Based	Grant-Date	Performance
	Fair Value	Units	Fair Value	Based Units
Outstanding and non-vested at December 31, 2018	$0.16	1,550,000	$0.03	500,000
Granted	0.13	1,125,000	0.04	1,375,000
Vested	0.15	(633,333)	—	—
Cancelled/forfeited	0.14	(654,167)	0.07	(250,000)
Outstanding and non-vested at December 31, 2019	$0.13	1,387,500	0.04	1,625,000
Granted	0.49	600,000	0.04	950,000
Vested	0.30	(443,750)	—	—
Cancelled/forfeited	—	—	—	—
Outstanding and non-vested at December 31, 2020	$0.49	1,543,750	$0.04	2,575,000
Granted	4.74	985,000	0.38	60,000
Vested	1.12	(660,417)	—	—
Cancelled/forfeited	0.49	(280,000)	0.04	(950,000)
Outstanding and non-vested at December 2, 2021	$2.66	1,588,333	$0.04	1,685,000

Schedule of compensation costs

	Successor	Predecessor
	December 3, 2021	January 1, 2021	Year Ended	Year Ended
	through December 31,	through December 2,	December 31,	December 31,
	2021	2021	2020	2019
Grant date fair value of profits interests - time-based	$23,999,330	$4,669,885	$317,958	$316,000
Profits interest compensation cost - time-based	$4,635,142	$3,524,277	$447,475	$474,042
Grant date fair value of profits interests - performance-based	$—	$103,000	$65,000	$15,000
Profits interest compensation cost - performance based	$—	$176,975	$—	$—

Class V shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share-based compensation activity

	Weighted		Weighted
	Average		Average
	Grant-Date	Time Based	Grant-Date	Performance
	Fair Value	Units	Fair Value	Based Units
Outstanding and non-vested at December 3, 2021	$—	—	$—	—
Granted on December 3, 2021(1)	9.20	5,471,400	—	—
Granted during period	—	—	—	—
Vested	—	—	—	—
Cancelled/forfeited	—	—	—	—
Outstanding and non-vested at December 31, 2021	$9.20	5,471,400	$—	—

(1) Represents predecessor profit interest awards which were replaced with Class V awards on the Merger Date.